COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
2014	$ 1,245
2015	955
2016	412
2017	404
Total	3,016
Rent expense	$ 1,706	$ 1,862	$ 1,847